Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash	$ 85,540	$ 551,258
Prepaid Expenses	0	70,406
Total current assets	85,540	621,664
Cash and marketable securities held in Trust Account	349,983,839	345,031,308
Total Assets	350,069,379	345,652,972
Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit
Accounts payable and accrued expenses	8,004,647	182,120
Total current liabilities	8,004,647	182,120
Deferred underwriting fee	7,800,000	12,075,000
Convertible promissory note – related party	490,814	0
Conversion option liability	82,107	0
Warrant liabilities	10,531,140	23,093,608
Total liabilities	26,908,708	35,350,728
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 34,500,000 shares, issued and outstanding, at redemption values of approximately $10.14 and $10.00 at December 31, 2022 and 2021, respectively	349,983,839	345,031,308
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; no shares issued and outstanding (excluding 34,500,000 shares subject to possible redemption) at December 31, 2022 and 2021	0	0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding at December 31, 2022 and 2021	863	863
Additional paid-in capital	1,200,788	0
Accumulated deficit	(28,024,819)	(34,729,927)
Total shareholders' Deficit	(26,823,168)	(34,729,064)
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit	$ 350,069,379	$ 345,652,972